Subsequent Events (Details)	3 Months Ended	12 Months Ended
	Mar. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) Tons	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Events (Textual)
Repayments of short term bank loans		$ 7,309,428	$ 4,871,021	$ 5,431,761
Repayments of notes payable		39,629,404	20,342,692	18,538,408
Proceeds from short term bank loans		5,947,885	7,002,823	5,255,076
Proceeds from notes payable		33,213,599	31,239,350	23,677,701
Proceeds from long term bank loans		$ 5,631,163	$ 1,048,749	$ 836,471
Product capacity | Tons		10,000
Subsequent Event [Member]
Subsequent Events (Textual)
Repayments of short term bank loans	$ 5,200,000
Repayments of notes payable	1,800,000
Proceeds from short term bank loans	7,400,000
Proceeds from long term bank loans	$ 2,000,000